LEUTHOLD FUNDS, INC.


                         SUPPLEMENT TO THE STATEMENT OF
                          ADDITIONAL INFORMATION DATED
                                JUNE 15, 2000 OF
                         LEUTHOLD SELECT INDUSTRIES FUND
                                       AND
                               GRIZZLY SHORT FUND


          Rafferty Capital Markets, Inc. serves as principal underwriter for Leuthold Select Industries Fund and Grizzly Short Fund. Its principal business address is 550 Mamaroneck Avenue, Harrison, New York 10528.

          The date of this Supplement is October 24, 2000.